Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories	Inventories consist of the following:

	December 31, 2012	December 31, 2011
Finished goods	$7.7	$12.4
Work-in-process	8.2	17.9
Raw materials	13.1	12.9
	$29.0	$43.2